Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of due to a related party
		As of December 31,
		2020	2021
Name	Related party relationship	USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$1,437,661	$161,020
Total due to a related party		$1,437,661	$161,020